Stock-based compensation plans (Tables)	12 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Weighted-Average Assumptions used to Determine Fair Value of Stock Acquisition Rights Granted	The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2019, 2020 and 2021 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2019		2020		2021
Weighted-average assumptions
Risk-free interest rate	1.37%		0.70%		0.17%
Expected lives	5.98	years	5.73	years	5.41	years
Expected volatility *	32.52%		29.30%		26.97%
Expected dividends	0.35%		0.32%		0.34%

*	Expected volatility was based on the historical volatilities of Sony Group Corporation’s common stock over the expected life of the stock acquisition rights.

Summary of Activities Regarding Stock Acquisition Rights Plan
A summary of the activities regarding the stock acquisition rights plan during the fiscal year ended March 31, 2021 is as follows:

	Fiscal year ended March 31, 2021
	Number of shares	Weighted- average exercise price	Weighted- average remaining life	Total intrinsic value
		Yen	Years	Yen in millions
Outstanding at beginning of the fiscal year	12,876,700	4,982
Granted	4,534,600	9,221
Exercised	3,178,300	3,911
Forfeited or expired	210,600	6,280

Outstanding at end of the fiscal year	14,022,400	6,653	7.80	68,218

Exercisable at end of the fiscal year	5,800,700	4,535	6.34	38,794